UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin  53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end: June 30

Date of reporting period: June 30, 2011

Item 1. Proxy Voting Record.

The McCarthy Multi-Cap Stock Fund was reorganized into the WHG Dividend Growth Fund as of 2/7/11.  The McCarthy Multi-Cap Stock Fund’s proxy voting record for the period 7/1/2010 through 2/6/11 is reported with the WHG Dividend Growth Fund’s proxy voting record filed with the Securities and Exchange Commission on Form N-PX on 8/31/11, CIK #0000878719, File #811-06400.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/ Douglas G. Hess
Douglas G. Hess, President
(Principal Executive Officer)

Date  8/31/11